Stock Options	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock Options

NOTE 11 - STOCK OPTIONS

On January 11, 2016, the Company’s Board of Directors approved and adopted the Todos Medical Ltd. 2015 Israeli Share Option Plan (the “2015 Plan”), pursuant to which the Company’s Board of Directors may award stock options to purchase its ordinary shares to designated participants. Subject to the terms and conditions of the 2015 Plan, the Company’s Board of Directors has full authority in its discretion, from time to time and at any time, to determine (i) the designate participants; (ii) the terms and provisions of the respective Option Agreements, including, but not limited to, the number of Options to be granted to each Optionee, the number of Shares to be covered by each Option, provisions concerning the time and the extent to which the Options may be exercised and the nature and duration of restrictions as to the transferability or restrictions constituting substantial risk of forfeiture and to cancel or suspend awards, as necessary; (iii) determine the Fair Market Value of the Shares covered by each Option; (iv) make an election as to the type of Approved 102 Option under Israeli IRS law; (v) designate the type of Options; (vi) take any measures, and to take actions, as deemed necessary or advisable for the administration and implementation of the 2015 Plan; (vii) interpret the provisions of the 2015 Plan and to amend from time to time the terms of the 2015 Plan.

The 2015 Plan permits grant of up to 6,000,000 options to purchase ordinary shares subject to adjustments set in the 2015 Plan. As of December 31, 2019, there were 3,732,429 ordinary shares available for future issuance under the 2015 Plan.

The following table presents the Company’s stock option activity for employees and directors of the Company for the years ended December 31, 2019 and 2018:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2017 and 2018	1,758,316	0.003
Granted (*)	1,129,836	0.120
Forfeited or expired	(620,581)	0.003
Outstanding at December 31, 2019	2,267,571	0.061
Exercisable at December 31, 2019	1,879,705	0.073

(*)	On March 25, 2019, the Company’s Board of Directors approved the employment agreement (the “Agreement”) with Dr. Herman Weiss, (“Dr. Weiss”) whereby will serve as the Company’s Chief Executive Officer effective retroactive commencing August 1, 2018, in exchange for compensation package that include inter alia stock options to purchase 5% of the Company’s issued and outstanding shares as of March 25, 2019, at an exercise price equal to the fair market value of the Company’s shares on the grant date, in accordance with the vesting schedule under which 25% of the stock options will vest on grant and the remaining 75% of the stock options will vest upon consummation of the Company’s planned public offering (“Performance Milestone”). On April 29, 2019 (the “Commitment Date”), the Company held its Annual General Meeting of Shareholders, at which the Company’s shareholders approved inter alia the aforesaid Agreement.

The likelihood that the Performance Milestone for consummation of the Company’s planned public offering was determined to be remote due to termination of Dr. Weiss from his position as the Company’s Chief Executive Officer at the beginning of January 2020 (see also Note 18B). Thus, During the year ended December 31, 2019, stock-based compensation expense has not been recorded with respect to the Performance Milestone.

At the Commitment Date, the Company by assistance of third-party appraiser measured the fair value of 1,129,836 stock options which are not subject to Performance Milestone in total amount of $207,541 by using Black-Scholes-Merton pricing model in which the assumptions that have been used are as follows: expected dividend yield of 0%; risk-free interest rate of 2.54%; expected volatility of 125.2%, and stock options exercise period based upon the stated terms. Consequently, the Company recorded stock-based compensation expense in such amount as part of “General and Administrative Expenses” line in operations in the accompanying statement of operations.

As of December 31, 2019, the aggregate intrinsic value for the stock options outstanding and exercisable according to $0.04 price per share was $42,551 and $28,045, respectively, with a weighted average remaining contractual life of 5 years.

Stock-based compensation expenses incurred for employees (and directors) and non-employees, for the years ended December 31, 2019, 2018 and 2017, amounted to $1,253,449 ($1,045,908 out of which allocated to ordinary shares issued or to fixed number of ordinary shares to be issued (see also Note 9F, Note 10C8 and Note 10C10)), $47,672 and $113,758 ($3,801 out of which allocated to ordinary shares issued), respectively.